CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash	$ 11,875,893	$ 1,117,643
Contracts receivable, net	12,928,033	7,798,424
Accounts receivable, net	187,852	892,854
Notes receivable	277,745	210,025
Retainage receivables, net	2,425,500	1,925,721
Inventories	2,249,623	2,844,552
Prepayments and advances to suppliers, net	4,537,823	1,944,905
Other receivables, net	96,602	101,773
TOTAL CURRENT ASSETS	34,579,071	16,835,897
Property and equipment at cost, net of accumulated depreciation	11,186,013	11,668,607
Land use right, net of accumulated amortization	1,071,310	1,203,383
Deposits for rent		107,831
Deferred tax assets	242,963	318,226
TOTAL ASSETS	47,079,357	30,133,944
CURRENT LIABILITIES:
Short-term loans	287,986	814,116
Accounts payable	1,185,215	1,549,320
Accrued expenses and other current liabilities	1,009,878	688,972
Advances from customers	3,060,962	2,675,602
Deferred revenue	1,042,511	1,112,035
Taxes payable	8,744,563	6,812,280
Due to related parties	68,397
TOTAL CURRENT LIABILITIES	15,399,512	13,652,325
Long-term loans	532,775
TOTAL LIABILITIES	15,932,287	13,652,325
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common stock, $0.001 par value, 50,000,000 shares authorized, 14,695,347 and 12,000,000 shares issued and outstanding as of December 31, 2016 and 2015, respectively	14,695	12,000
Additional paid-in capital	10,237,965	108,970
Retained earnings	22,741,104	16,806,219
Accumulated other comprehensive loss	(1,846,694)	(445,570)
TOTAL SHAREHOLDERS' EQUITY	31,147,070	16,481,619
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 47,079,357	$ 30,133,944